Debt (Revolving Credit Facility) (Details) $ in Millions			12 Months Ended
	May 19, 2020 CAD ($)	Mar. 27, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Line of Credit Facility [Line Items]
Repayment of credit facility			$ 15,000,000	$ 11
Outstanding borrowings under the revolving credit facility			368,000,000		$ 289	$ 0
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 2,000,000,000.0
Extension term			1 year	1 year
Amount borrowed			$ 100,000,000
Repayment of credit facility			100,000,000
Outstanding borrowings under the revolving credit facility			0			$ 0
Revolving Credit Facility, Tranche One [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 1,000,000,000.0
Term of Issuance			3 years	3 years
Revolving Credit Facility, Tranche Two [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 1,000,000,000.0
Term of Issuance			5 years	5 years
Revolving Credit Facility, Accordion Feature [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity			$ 500,000,000
Revolving Credit Facility $250 Million [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 250,000,000
Term of Issuance		1 year
Outstanding borrowings under the revolving credit facility			0
Increase to credit facility	$ 390,000,000
Line of credit facility, draws during period			$ 0